UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             Read instructions at end of Form before preparing Form

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1.      Name and address of issuer:
          Fremont Mutual Funds, Inc.
          333 Market Street, Suite 2600
          San Francisco, CA 94105

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2.      The name of each  series or class of  securities  for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |X|

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3.      Investment Company Act File Number:           811-5632

        Securities Act File Number:                   333-23453

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4(a).   Last day of fiscal year for which this Form is filed:

        October 31, 1999

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4(b).   |_| Check  box if this  Form is being  filed  late  (i.e.,  more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

        Note: If the Form is being filed late, interest must be paid on the registration fee due.

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

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4(c).   |_| Check box if this is the last time the  issuer  will be filing  this
        Form.

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5.      Calculation of registration fee:

        (i)    Aggregate sale price of
               securities sold during the
               fiscal year pursuant to
               section 24(f):                                    $ 2,861,533,410
                                                                 ---------------

        (ii)   Aggregate price of securities
               redeemed or repurchased during
               the fiscal year:                 $ 2,683,315,324
                                                ---------------

        (iii)  Aggregate price of securities
               redeemed or repurchased during
               any prior fiscal year ending
               no earlier than October 11,
               1995 that were not previously
               used to reduce registration
               fees payable to the Commission:               $0
                                                ---------------

        (iv)   Total available redemption
               credits [add Items 5(ii) and
               5(iii)]:                                          $ 2,683,315,324
                                                                 ---------------

        (v)    Net sales - if Item 5(i) is
               greater than Item 5(iv)
               [subtract Item 5(iv) from Item
               5(i)]:                                            $   178,218,086
                                                                 ---------------
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        (vi)   Redemption Credits available
               for use in future years - if
               Item 5(i) is less than Item
               5(iv) [subtract Item 5(iv)
               from Item 5(i)]:                              $0
                                                ---------------
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        (vii)  Multiplier for determining
               registration fee (See
               Instruction C.9):                                      0.00026400
                                                                 ---------------

        (viii) Registration fee due
               [multiply Item 5(v) by Item
               5(vii)] (enter "0" if no fee
               is due):                                          $     47,049.57
                                                                 ===============
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6.      Prepaid Shares

        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
        __________.

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

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7.      Interest  due - if this Form is being  filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

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8.      Total of the amount of the  registration  fee due plus any  interest due
        [line 5(viii)plus line7]:

        $47,049.57

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9.      Date  the  registration  fee and any  interest  payment  was sent to the
        Commission's lockbox depository:

        Date: 1/26/00                           CIK Number:  837389
              -----------                                    ---------

        Method of Delivery:
               |X| Wire Transfer
               |_| Mail or other means
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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ Tina Thomas
                                   ----------------------------------
                                   Tina Thomas - Vice President
                                   ----------------------------------

Date    January 28, 2000
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   *Please print the name and title of the signing officer below the signature